Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Cash	$ 44	$ 61
Investments in corporate bonds	475	400
Investments in government bonds	457	540
Total fixed-income securities	976	1,001
Investment in marketable securities	430	380
Other investments and private funds	288	219
Total variable-income securities	718	599
Total plan assets	1,694	1,600	$ 1,487
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	44	45
Investments in corporate bonds	1	4
Investments in government bonds	86	90
Total fixed-income securities	131	139
Investment in marketable securities	341	223
Other investments and private funds	146	46
Total variable-income securities	487	269
Total plan assets	618	408
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Cash	0	16
Investments in corporate bonds	474	396
Investments in government bonds	371	450
Total fixed-income securities	845	862
Investment in marketable securities	89	157
Other investments and private funds	55	85
Total variable-income securities	144	242
Total plan assets	989	1,104
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	87	88
Total variable-income securities	87	88
Total plan assets	$ 87	$ 88